UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
March 31, 2008

Shares	Description (1)				Value

	Common Stocks – 73.8%

	Aerospace & Defense – 1.3%

72,300	Thales S.A.				$4,679,575

	Biotechnology – 1.6%

136,000	Amgen Inc., (2), (5)				5,682,080

	Capital Markets – 1.1%

138,000	UBS AG (5)				3,974,400

	Commercial Services & Supplies – 2.4%

801,600	Allied Waste Industries, Inc., (2), (5)				8,665,296

	Communications Equipment – 1.0%

185,800	LM Ericsson Telefonaktiebolget (5)				3,650,970

	Construction Materials – 0.1%

87,850	Akcansa Cimento A.S				352,627

	Diversified Telecommunication Services – 6.5%

15,375	Chunghwa Telecom Co., Ltd., Sponsored ADR				404,372
160,000	KT Corporation, Sponsored ADR (5)				3,800,000
903,200	Nippon Telegraph and Telephone Corporation (5)				19,581,374
1,000	Telecom Egypt SAE, GDR (2)				18,612

	Total Diversified Telecommunication Services				23,804,358

	Electric Utilities – 7.0%

600	Ameren Corporation				26,424
387,100	Centrais Electricas Brasileiras S.A., ADR				5,612,215
12,350	Centrais Electricas Brasileiras S.A., ADR				188,163
3,400	Huaneng Power International Inc.				103,836
234,600	IDACORP, INC				7,533,006
537,875	Korea Electric Power Corporation, Sponsored ADR				8,089,640
332,000	PNM Resources Inc.				4,140,040

	Total Electric Utilities				25,693,324

	Electronic Equipment & Instruments – 0.1%

10,250	Samsung SDI Company Ltd., Series 144A				201,564

	Energy Equipment & Services – 4.4%

501,000	BJ Services Company (5)				14,283,510
25,000	Technip SA				1,947,420

	Total Energy Equipment & Services				16,230,930

	Food Products – 9.1%

235,850	Gruma S.A.B de C.V				558,669
19,550	Industrias Bachoco S.A., Sponsored ADR				565,191
587,000	Smithfield Foods, Inc., (2), (5)				15,121,120
1,056,500	Tyson Foods, Inc., Class A (5)				16,851,175

	Total Food Products				33,096,155

	Household Products – 1.0%

125,000	KAO Corporation				3,556,753

	Insurance – 0.9%

634,600	Benfield Group, Limited				3,138,662

	Internet Software & Services – 1.1%

140,000	eBay Inc., (2), (5)				4,177,600

	IT Services – 1.0%

210,000	Electronic Data Systems Corporation (5)				3,496,500

	Marine – 0.3%

54,150	Stolt-Nielsen S.A.				1,132,486

	Media – 0.0%

400	Scholastic Corporation, (2)				12,108

	Metals & Mining – 19.0%

401,600	AngloGold Ashanti Limited, Sponsored ADR (5)				13,638,336
740,000	Apex Silver Mines Limited, (2)				8,968,800
211,900	Barrick Gold Corporation				9,207,055
659,500	Crystallex International Corporation, (2)				1,497,065
158,600	Gabriel Resources, Limited, (2)				261,127
504,125	Gold Fields Limited Sponsored ADR (5)				6,972,049
4,550	Impala Platinum Holdings Limited				175,914
244,525	Ivanhoe Mines Ltd., (2)				2,523,498
3,393,000	Lihir Gold Limited, (2)				10,826,829
2,750	Lonmin PLC				167,195
270,700	Newmont Mining Corporation (5)				12,262,710
411,100	NovaGold Resources Inc., (2), (5)				3,169,581

	Total Metals & Mining				69,670,159

	Oil, Gas & Consumable Fuels – 9.9%

36,900	Arch Coal Inc.				1,605,150
209,000	BP Amoco PLC (5)				12,675,850
79,600	Petrobras Energia Participaciones S.A				903,460
5,100	Petroleo Brasileiras S.A, (2)				431,919
8,400	Royal Dutch Shell PLC, Class A (5)				579,432
165,000	Royal Dutch Shell PLC, Class B, Sponsored ADR				11,117,700
300,000	Statoil ASA (5)				8,961,000

	Total Oil, Gas & Consumable Fuels				36,274,511

	Paper & Forest Products – 0.9%

218,400	AbitibiBowater Inc., (2)				2,819,544
57,300	Mondi Plc				475,344

	Total Paper & Forest Products				3,294,888

	Pharmaceuticals – 4.3%

278,200	AstraZeneca Group (5)				10,568,818
39,900	Doctor Reddy’s Laboratories Limited, Sponsored ADR				577,752
395,000	Patheon Inc., (2)				1,166,009
90,200	Sanofi-Aventis, ADR (5)				3,386,108

	Total Pharmaceuticals				15,698,687

	Software – 0.6%

75,000	Microsoft Corporation (5)				2,128,500

	Water Utilities – 0.1%

12,000	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				531,960

	Wireless Telecommunication Services – 0.1%

13,550	SK Telecom Company Limited				292,816

	Total Common Stocks (cost $290,398,308)				269,436,909

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 4.1%

	Communications Equipment – 4.1%

21,358	Lucent Technologies Capital Trust I	7.750%		B2	$14,950,600

	Total Convertible Preferred Securities (cost $22,014,415)				14,950,600

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 4.8%

	Residentials – 4.8%

$200	Fannie Mae Mortgage Pool 100195	6.08%	8/20/22	AAA	$203,584
2,078	Fannie Mae Mortgage Pool 2003-86 IL (I/O)	4.50%	4/25/13	AAA	21,623
231	Fannie Mae Mortgage Pool 357922	4.26%	3/1/34	AAA	234,199
51	Fannie Mae Mortgage Pool 708743	4.34%	6/1/33	AAA	50,779
119	Fannie Mae Mortgage Pool 713939	4.52%	4/1/33	AAA	120,059
764	Fannie Mae Mortgage Pool 816594	4.92%	2/1/35	AAA	776,199
28,382	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.50%	5/1/20	AAA	3,975,908
943	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.50%	3/25/18	AAA	82,196
1,819	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.50%	5/25/19	AAA	217,922
4,016	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.50%	8/25/25	AAA	982,842
3,626	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.00%	6/15/21	AAA	418,911
2,513	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	6.57%	1/1/33	AAA	2,546,229
688	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	6.00%	2/1/33	AAA	701,112
3,826	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.50%	8/15/17	AAA	284,710
1,112	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.50%	3/15/18	AAA	113,215
960	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890,, Class KI (I/O)	4.50%	2/15/19	AAA	109,824
2,969	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2627 BI (I/O)	5.00%	8/15/25	AAA	191,347
1,273	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2872 JI (I/O)	4.50%	10/15/12	AAA	9,677
1,407	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.50%	1/15/19	AAA	156,088
319	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.50%	5/15/18	AAA	63,852
114	Federal Home Loan Mortgage Corporation, Pool 789045	5.74%	2/1/32	AAA	116,645
5,738	GNMA Mortgage Pool 081832	5.00%	1/20/37	AAA	5,985,017

	Total Residentials				17,361,938

$63,148	Total Mortgage-Backed Securities (cost $17,991,741)				17,361,938

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 4.6%

	Airlines – 1.7%

$6,438	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	$6,309,240

	Health Care Providers & Services – 0.9%

5,129	Omnicare, Inc.	3.250%	12/15/35	B+	3,423,608

	Metals & Mining – 1.2%

4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/A	4,009,600

	Semiconductors & Equipment – 0.8%

3,000	Credence Systems Corporation, Convertible Bond	1.500%	5/15/08	N/A	2,977,500

$19,047	Total Convertible Bonds (cost $17,424,703)				16,719,948

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.1%

	Auto Components – 0.5%

$2,000	Lear Corporation	8.110%	5/15/09	B-	$1,980,000

	Capital Markets – 0.9%

3,979	Lehman Brothers Holdings Inc., Trust 00650	3.240%	7/26/21	A+	3,327,439

	Diversified Financial Services – 0.5%

2,000	Leucadia National Corporation	7.000%	8/15/13	BB+	1,995,000

	Electrical Equipment – 0.3%

1,213	UCAR Finance Inc.	10.250%	2/15/12	B+	1,261,520

	Household Products – 0.9%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B+	2,865,000

	Metals & Mining – 2.7%

8,300	MagIndustries Corporation,	11.000%	12/14/12	N/A	7,813,139
2,000	Phelps Dodge Corporation	7.125%	11/01/27	Baa2	2,186,176

10,300	Total Metals & Mining				9,999,315

	Oil, Gas, & Consumable Fuels – 1.6%

2,000	Ship Finance International Limited	8.500%	12/15/13	B+	2,040,000
3,750	USEC Inc.	6.750%	1/20/09	CCC	3,656,250

5,750	Total Oil, Gas, & Consumable Fuels				5,696,250

	Paper & Forest Products – 0.4%

2,000	Bowater Inc.	9.500%	10/15/12	B-	1,410,000

	Road & Rail – 0.3%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,204,077

$31,242	Total Corporate Bonds (cost $30,230,116)				29,738,601

Shares	Description (1)				Value

	Warrants – 0.3%

1,452,500	MagIndustries Corporation				$1,206,348

	Total Warrants (cost $632,413)				1,206,348

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 8.7%

$31,813	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $31,814,210, collateralized by $26,735,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $32,449,606.	1.100%	4/01/08		$31,813,238

$31,813	Total Short-Term Investments (cost $31,813,238)				31,813,238

	Total Investments (cost $410,504,934) – 104.4%				381,227,582

Shares	Description (1)				Value

	Common Stocks Sold Short – (4.4)%

	Beverages – (0.3)%

(32,600)	Hansen Natural Corporation, (2)				$(1,150,780)

	Computers & Peripherals – (0.2)%

(6,000)	Apple, Inc., (2)				(861,000)

	Health Care Equipment & Supplies – (0.9)%

(17,000)	Alcon, Inc.				(2,418,250)
(12,900)	Chattem Inc., (2)				(855,786)

	Total Health Care Equipment & Supplies				(3,274,036)

	Hotels, Restaurants, & Leisure – (0.3)%

(27,300)	Tim Hortons Inc.				(929,565)

	Household Products – (0.3)%

(15,000)	Procter & Gamble Company				(1,051,050)

	Internet Software & Services – (1.0)%

(74,000)	Bankrate Inc., (2)				(3,691,860)

	Pharmaceuticals – (0.6)%

(36,000)	Allergan, Inc.				(2,030,040)

	Specialty Retail – (0.8)%

(17,700)	AutoZone, Inc., (2)				(2,014,791)
(30,800)	Urban Outfitters, Inc., (2)				(965,580)

	Total Specialty Retail				(2,980,371)

	Total Common Stocks Sold Short (proceeds $15,923,685)				(15,968,702)

		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written – (4.1)%

(8,016)	Allied Waste Industries	$(8,016,000)	1/17/09	$10.00	$(1,422,840)
(1,360)	Amgen, Inc.	(7,480,000)	1/17/09	55.00	(183,600)
(1,913)	Anglogold Limited	(7,652,000)	1/17/09	40.00	(621,725)
(1,050)	Astrazeneca PLC	(4,725,000)	7/19/08	45.00	(73,500)
(1,732)	Astrazeneca PLC	(8,660,000)	1/17/09	50.00	(125,570)
(5,010)	BJ Services Company	(11,272,500)	1/17/09	22.50	(3,782,550)
(2,090)	BP Amoco, PLC	(14,630,000)	1/17/09	70.00	(512,050)
(1,400)	EBay, Inc.	(4,200,000)	1/17/09	30.00	(630,000)
(2,100)	Electronic Data Systems Corporation	(4,200,000)	1/17/09	20.00	(189,000)
(2,314)	Gold Fields Limited	(4,049,500)	7/19/08	17.50	(138,840)
(1,262)	KT Corporation	(3,155,000)	7/19/08	25.00	(201,920)
(1,858)	LM Ericsson Telephone Company	(4,180,500)	1/17/09	22.50	(311,215)
(750)	Microsoft Corporation	(2,625,000)	1/17/09	35.00	(68,250)
(2,707)	Newmont Mining Corporation	(13,535,000)	1/17/09	50.00	(1,326,430)
(9,030)	Nipon Telegraph & Telephone Corporation	(22,575,000)	6/21/08	25.00	(158,025)
(3,080)	Novagold Resources, Inc.	(4,620,000)	6/21/08	15.00	(46,200)
(1,237)	Royal Dutch Shell PLC	(8,659,000)	7/19/08	70.00	(364,915)
(902)	Sanofi Aventis	(3,833,500)	9/20/08	42.50	(94,710)
(3,100)	Smithfield Foods Inc.	(9,300,000)	1/17/09	30.00	(581,250)
(3,000)	StatoilHydro ASA	(7,500,000)	7/19/08	25.00	(1,590,000)
(7,923)	Tyson Foods Inc.	(11,884,500)	1/17/09	15.00	(2,238,248)
(500)	UBS AG Stock Option	(1,500,000)	1/17/09	30.00	(270,000)
(880)	UBS AG Stock Option	(3,520,000)	1/17/09	40.00	(158,400)

	Total Call Options Written (cost $17,307,662)	(171,772,500)			(15,089,238)

	Other Assets Less Liabilities – 4.1%				15,079,222

	Net Assets – 100%				$365,248,864

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(5)	Investment has been pledged as collateral to cover call options written.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

I/O	Interest only security.

N/A	Not applicable.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$268,372,417	$112,855,165	$-	$381,227,582
Securities sold short	(15,968,702)	-	-	(15,968,702)
Call options written	(15,089,238)	-	-	(15,089,238)

Total	$237,314,477	$112,855,165	$-	$350,169,642

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments

Balance as of December 31, 2007	$8,346,887
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	645,811
Net purchases at cost (sales at proceeds)	-
Net discounts (premiums)	26,789
Net transfers in to (out of) at end of period fair value	(9,019,487)

Balance as of March 31, 2008	$-

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies, the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $410,531,597.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$19,439,209
Depreciation	(48,743,224)

Net unrealized appreciation (depreciation) of investments	$(29,304,015)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Global Value Opportunities Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.